Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2024	$ 2,012		$ 19,014,389	$ (13,737)	$ (9,993,792)	$ 9,008,872
Balance, shares at Jun. 30, 2024	308,151
Shares issued for services, shares
Foreign currency translation adjustment				70,386		$ 70,386
Net loss					(1,680,042)	(1,680,042)
Balance at Dec. 31, 2024	$ 2,012		19,014,389	56,649	(11,673,834)	7,399,216
Balance, shares at Dec. 31, 2024	308,151
Balance at Jun. 30, 2025	$ 2,102		19,874,591	(10,219)	(10,676,516)	9,189,958
Balance, shares at Jun. 30, 2025	315,161
Share issued for conversion of notes payable	$ 14,217		11,980,107			11,994,324
Share issued for conversion of notes payable, shares	1,110,713
Share issued for cash	$ 1,751		1,923,447			1,925,198
Share issued for cash, shares	136,746
Shares issued for services	$ 463		1,344,200			$ 1,344,663
Shares issued for services, shares	36,181					36,181
Dividend declared			(1,038,027)			$ (1,038,027)
Foreign currency translation adjustment				(29,047)		(29,047)
Net loss					(9,870,235)	(9,870,235)
Balance at Dec. 31, 2025	$ 18,533		$ 34,084,318	$ (39,266)	$ (20,546,751)	$ 13,516,834
Balance, shares at Dec. 31, 2025	1,598,801